RESTRUCTURING COSTS (Schedule of Restructuring Accruals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
RESTRUCTURING COSTS [Line item]
Total restructuring costs	$ 1,052	$ 3,981
Restructuring accrual	1,756	2,257
Severance and payroll related [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	1,022	1,993
Lease facilities and related expenses [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs		1,248
Property and equipment impairment [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	159	632
Write-off of prepaid royalties [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	219
Other [Member]
RESTRUCTURING COSTS [Line item]
Total restructuring costs	$ (348)	$ 108